Voya High Yield Portfolio Expense Example - Voya High Yield Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 110
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,338
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	278
Expense Example, with Redemption, 10 Years	626
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	928
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	$ 1,106